Summary of Significant Accounting Policies (Schedule of Accumulated Other Comprehensive (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income Loss [Line Items]
Foreign currency translation, net of income taxes when applicable	$ 46,181	$ (12,311)
Early-retiree medical plan adjustments, net of income taxes	10,580	14,384
Fair market value of derivatives, net of income taxes		(40,250)
Accumulated other comprehensive income (loss), net of tax, total	$ 56,761	$ (38,177)